Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Share-based compensation
13.	Share-based compensation

2022	Share Incentive Plan

In June 2022, our shareholders and board of directors adopted our 2022 share incentive plan, or the 2022 Plan, which has become effective upon the completion of our initial public offering, to motivate, attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of our business. Under the 2022 Plan, the maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under such plan is 518,950, which constitutes 10% of the total issued and outstanding shares of our company on a fully-diluted basis as of the date of adoption.

Restricted Stock Units (“RSUs”)

On November 1, 2021, the Board of the Company approved the establishment of an employee benefit trust for the purpose of holding the Company’s ordinary shares to be transferred to the recipient employees and directors of the share awards granted prior to the establishment of the 2022 Plan. In January 2022, Mr. Jianping Kong and other original shareholders of Zhejiang Haowei transferred a total of 562,668 ordinary shares held by them on behalf of the respective equity reward holders to Nanometa Ltd. (“Nanometa”), the nominee of the employee benefit trust. 165,664 shares held by Nanometa were transferred to the recipient employees and directors. As of December 31, 2024, a total of 397,004 shares were still held by Nanometa, which comprises of: 1) 371,339 shares held on behalf of and transferable to the recipient employes and directors upon request; and 2) 25,665 shares unassigned due to forfeiture of share awards.

During the years ended December 31, 2022, 2023 and 2024, share-based compensation recognized by the Company related to the RSUs were RMB17,863, RMB6,227 and RMB2,273, respectively. As of December 31, 2023 and 2024, unrecognized compensation cost is RMB4,264 and nil, respectively.

The following table summarized the RSUs activity and related information for the years ended December 31, 2022, 2023 and 2024:

	Number of RSUs	Weighted Average Grant Date Fair Value (RMB)
Unvested, January 1, 2022	309,071	0.2
Granted	—	—
Forfeited	8,113	0.2
Vested	100,319	0.2
Unvested, December 31, 2022	200,639	0.2
Granted	—	—
Forfeited	21,635	0.2
Vested	89,502	0.2
Unvested, December 31, 2023	89,502	0.2
Granted	—	—
Forfeited	4,250	0.2
Vested	85,252	0.2
Unvested, December 31, 2024	—	—

Options

On January 1, 2022, the Company granted an employee an option to purchase 25,000 Class A ordinary shares of the Company with an exercise price of US$0.004 per share. The option granted has a contractual term of 10 years. For the reward, 33.3% will be vested on December 31, 2022 or one year after the Company completed the initial public offering, whichever is earlier; 33.3% will be vested on December 31, 2023 or two years after the Company completed the initial public offering, whichever is earlier; and 33.3% will be vested on December 31, 2024 or three years after the Company completed the initial public offering, whichever is earlier. During the year ended December 31, 2023, the employee exercised the option to purchase a total of 8,333 shares. The shares were transferred to the employee from Nanometa, the nominee of the employee benefit trust.

The option granted on January 1, 2022 was valued using the binomial model with the assistance of an independent valuation firm using the management’s estimates and assumptions. Significant assumptions used in the valuation are set as below:

	January 1, 2022
Spot price on valuation date	US$	96
Expected volatility		137.01%
Risk-free interest rate		1.51%
Dividend yield		0.00%
Forfeiture rate		0.00%

On April 27, 2023, the Company granted a series of options under the 2022 share incentive plan: 1) the Company granted employees options to purchase a total of 22,522 Class A ordinary shares of the Company with an exercise price of US$0.002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on April 27, 2024; 33.3% will be vested on April 27, 2025; and 33.3% will be vested on April 27, 2026; 2) the Company granted employees options to purchase a total of 7,787 Class A ordinary shares of the Company with an exercise price of US$0.002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on July 12, 2023; 33.3% will be vested on July 12, 2024; and 33.3% will be vested on July 12, 2025; 3) the Company also granted employees options to purchase a total of 54,579 Class A ordinary shares of the Company with an exercise price of US$0.002 per share. The options granted have a contractual term of 10 years. The options were fully vested and exercisable at the grant date. The options in 2) and 3) described above were subject to performance conditions based on the result of an annual performance review of the grantee in accordance with the predetermined performance targets. The Company estimated the annual performance review result for each grantee and recognized the related compensation expenses.

On August 16, 2023, under the 2022 plan, the Company granted an employee an option to purchase 1,299 ordinary shares of the Company with an exercise price of US$0.002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on August 16, 2023; 33.3% will be vested on August 16, 2024; and 33.3% will be vested on August 16, 2025.

The options granted under the 2022 plan were valued using the Black-Scholes model using the management’s estimates and assumptions. Significant assumptions used in the valuations are set as below:

	For the year ended
	December 31, 2023
Spot price on valuation date	US$	10.6
Expected volatility		120.95%-123.34%
Risk-free interest rate		3.53%-4.28%
Dividend yield		0.00%

The following table summarizes the share options activity and related information for the years ended December 31, 2022, 2023 and 2024:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2022	—	—	—	—	—
Granted	25,000	0.03	10.0	609.4
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding as of December 31, 2022	25,000	0.03	9.0	609. 4	2,001,626
Vested and exercisable as of December 31, 2022	8,333	0.03	9.0	609.4	667,209
Granted	86,186	0.01	9.3	73.4
Forfeited	21,158	0.03	—	495.7
Exercised	58,789	0.02	—	149.4
Outstanding as of December 31, 2023	31,239	0.01	9.3	73.4	4,004,469
Vested and exercisable as of December 31, 2023	7,152	0.01	9.3	73.4	916,775
Granted	—	—	—	—
Forfeited	5,041	0.01	—	73.4
Exercised	10,041	0.01	—	73.4
Outstanding as of December 31, 2024	16,157	0.01	8.3	73.4	1,039,402
Vested and exercisable as of December 31, 2024	4,865	0.01	8.3	73.4	312,976

During the years ended December 31, 2022, 2023 and 2024, share-based compensation recognized by the Company related to the option were RMB9,329,484, RMB712,184 and RMB399,247, respectively. The outstanding unamortized share-based compensation related to option was RMB248,436 (which will be recognized through April 2026) as of December 31, 2024.